T. ROWE PRICE FLOATING RATE FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 6.7%
Automotive 0.4%
Daimler Finance North America, FRN, 3M USD LIBOR + 0.63%,
2.933%, 1/6/20 (1)	1,700	1,702
Panther BF Aggregator 2, 6.25%, 5/15/26 (1)	2,560	2,656
Tesla, 5.30%, 8/15/25 (1)	2,040	1,821
		6,179

Banking 0.3%
Citizens Bank, FRN, 3M USD LIBOR + 0.72%, 2.895%, 2/14/22	2,000	2,005
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 3.036%,
10/31/22	2,895	2,904
JPMorgan Chase, FRN, 3M USD LIBOR + 1.00%, 3.303%,
1/15/23	800	807
		5,716

Beverages 0.2%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR +
0.74%, 3.08%, 1/12/24	3,000	2,994
		2,994

Broadcasting 0.9%
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	5,645	6,174
iHeartCommunications, 5.25%, 8/15/27 (1)	1,260	1,323
iHeartCommunications, 6.375%, 5/1/26	2,572	2,778
iHeartCommunications, 8.375%, 5/1/27	5,164	5,571
		15,846

Cable Operators 0.6%
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 3.903%, 2/1/24	5,100	5,147
CSC Holdings, 10.875%, 10/15/25 (1)	2,904	3,300

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Unitymedia, 6.125%, 1/15/25 (1)	2,000	2,082
		10,529

Chemicals 0.2%
Consolidated Energy Finance, FRN, 3M USD LIBOR + 3.75%,
6.16%, 6/15/22 (1)	3,470	3,466
		3,466

Container 0.1%
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.803%,
7/15/21 (1)	1,915	1,918
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%,
3.379%, 8/15/26 (EUR) (1)	380	427
		2,345

Drugs 0.1%
Bristol-myers Squibb, FRN, 3M USD LIBOR + 0.38%, 2.548%,
5/16/22 (1)	2,535	2,534
		2,534

Financial 0.2%
Acrisure, 8.125%, 2/15/24 (1)	2,000	2,158
DAE Funding, 4.00%, 8/1/20 (1)	1,760	1,785
		3,943

Food Processing 0.3%
General Mills, FRN, 3M USD LIBOR + 1.01%, 3.313%, 10/17/23	4,360	4,383
		4,383

Food/Tobacco 0.1%
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.82%, 3.001%,
8/10/22	1,280	1,272
		1,272

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)

Gaming 0.1%
Scientific Games International, 10.00%, 12/1/22	1,503	1,558
VICI Properties 1, 8.00%, 10/15/23	270	296
		1,854

Health Care 1.5%
Avantor, 6.00%, 10/1/24 (1)	5,070	5,438
Avantor, 9.00%, 10/1/25 (1)	6,467	7,267
Bausch Health, 5.75%, 8/15/27 (1)	710	758
Bausch Health, 7.00%, 3/15/24 (1)	2,715	2,871
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
3.504%, 6/6/22	4,420	4,451
Eagle Holding II, 7.75%, 5/15/22 (1)(2)	3,560	3,600
NVA Holdings, 6.875%, 4/1/26 (1)	145	154
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (1)	300	319
		24,858

Information Technology 0.4%
Solera, 10.50%, 3/1/24 (1)	5,870	6,222
		6,222

Metals & Mining 0.1%
Big River Steel, 7.25%, 9/1/25 (1)	1,155	1,218
		1,218

Publishing 0.1%
Harland Clarke Holdings, 8.375%, 8/15/22 (1)	1,380	1,094
		1,094

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Retail 0.1%
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.173%, 3/9/21	2,495	2,503
		2,503

Satellites 0.6%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	6,414	7,424
Iridium Communications, 10.25%, 4/15/23 (1)	2,170	2,344
		9,768

Services 0.4%
ADT Security, 6.25%, 10/15/21	1,845	1,956
Allied Universal Holdco, 6.625%, 7/15/26 (1)	2,335	2,481
eG Global Finance, 6.75%, 2/7/25 (1)	2,735	2,639
Prime Security Services Borrower, 9.25%, 5/15/23 (1)	482	506
		7,582

Total Corporate Bonds (Cost $112,313)		114,306
BANK LOANS 86.2% (3)
Aerospace & Defense 0.6%
Dynasty Acquisition, FRN, 3M USD LIBOR + 4.00%, 6.33%,
4/6/26	6,915	6,909
TransDigm, FRN, 3M USD LIBOR + 2.50%, 4.83%, 6/9/23	3,475	3,447
		10,356

Airlines 0.2%
Kestrel Bidco, FRN, 3M USD LIBOR + 3.00%, 5.266%, 8/7/26	2,685	2,691
		2,691

Automotive 2.0%
IAA, FRN, 3M USD LIBOR + 2.25%, 4.625%, 6/29/26	2,315	2,324

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
KAR Auction Services, FRN, 3M USD LIBOR + 2.50%, 4.875%,
3/9/23	920	919
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.70%, 11/6/24	3,263	3,248
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.612%, 4/30/26	13,460	13,258
Truck Hero, FRN, 3M USD LIBOR + 3.75%, 5.862%, 4/22/24	2,675	2,443
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 10.362%, 4/21/25	1,825	1,729
Wand NewCo 3, FRN, 3M USD LIBOR + 3.50%, 5.713%, 2/5/26	10,760	10,787
		34,708

Broadcasting 4.6%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR +
3.50%, 5.667%, 8/21/26	17,770	17,748
Diamond Sports Group, FRN, 3M USD LIBOR + 3.25%, 5.42%,
8/24/26	9,010	9,010
iHeartCommunications, FRN, 3M USD LIBOR + 4.00%, 6.23%,
5/1/26	9,368	9,389
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 9.052%,
1/30/19 (4)(5)(6)	750	548
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
4.362%, 3/24/25	3,132	3,120
NEP Group, FRN, 3M USD LIBOR + 3.25%, 5.362%, 10/20/25	3,385	3,297
NEP Group, FRN, 3M USD LIBOR + 7.00%, 9.112%, 10/19/26	3,660	3,587
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.75%, 4.807%,
6/20/26	6,060	6,060
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.25%, 4.366%,
1/17/24	3,821	3,804
Sinclair Television Group, FRN, 3M USD LIBOR + 2.50%,
4.70%, 7/18/26	6,180	6,172
Townsquare Media, FRN, 3M USD LIBOR + 3.00%, 5.112%,
4/1/22 (4)	6,539	6,523
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
4.862%, 3/15/24	9,215	8,798
		78,056

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Building Products 0.6%
Beacon Roofing Supply, FRN, 3M USD LIBOR + 2.25%,
4.362%, 1/2/25	3,497	3,470
CHI Doors Holdings, FRN, 3M USD LIBOR + 3.25%, 5.362%,
7/29/22	1,795	1,793
Quikrete Holdings, FRN, 3M USD LIBOR + 2.75%, 4.862%,
11/15/23	3,485	3,446
SRS Distribution, FRN, 3M USD LIBOR + 3.25%, 5.362%,
5/23/25	2,341	2,268
		10,977

Cable Operators 4.1%
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 4.945%,
7/15/25	3,620	3,505
Altice France, FRN, 3M USD LIBOR + 2.75%, 4.862%, 7/31/25	3,089	2,977
Altice France, FRN, 3M USD LIBOR + 4.00%, 6.197%, 8/14/26	5,474	5,421
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.33%, 4/30/25	7,822	7,838
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 4.445%, 7/17/25	14,121	14,045
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 4.445%, 1/15/26	8,563	8,513
CSC Holdings, FRN, 3M USD LIBOR + 2.50%, 4.695%, 1/25/26	3,614	3,608
CSC Holdings, FRN, 3M USD LIBOR + 3.00%, 5.195%, 4/15/27	5,396	5,413
Radiate Holdco, FRN, 3M USD LIBOR + 3.00%, 5.112%, 2/1/24	6,098	6,037
Telenet Financing USD, FRN, 3M USD LIBOR + 2.25%, 4.445%,
8/15/26	4,195	4,182
Virgin Media Bristol, FRN, 3M USD LIBOR + 2.50%, 4.695%,
1/15/26	8,415	8,409
		69,948

Chemicals 3.2%
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 5.612%, 11/20/23	4,379	4,204
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
8.00%, 10.112%, 11/18/24	1,758	1,714

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consolidated Energy Finance, FRN, 3M USD LIBOR + 2.50%,
4.695%, 5/7/25 (4)	6,915	6,604
Cyanco Intermediate, FRN, 3M USD LIBOR + 3.50%, 5.612%,
3/16/25	1,734	1,727
Element Solutions, FRN, 3M USD LIBOR + 2.25%, 4.362%,
1/30/26	3,288	3,284
Encapsys, FRN, 3M USD LIBOR + 3.50%, 5.612%, 11/7/24	9,115	9,107
Gemini HDPE, FRN, 3M USD LIBOR + 2.50%, 4.756%, 8/7/24	1,810	1,809
HB Fuller, FRN, 3M USD LIBOR + 2.00%, 4.172%, 10/20/24	3,248	3,231
Kraton Polymers, FRN, 3M USD LIBOR + 2.50%, 4.612%,
3/8/25	1,624	1,618
Messer Industries USA, FRN, 3M USD LIBOR + 2.50%, 4.83%,
3/1/26	4,589	4,556
Minerals Technologies, 4.75%, 5/7/21 (4)	1,235	1,235
Natgasoline, FRN, 3M USD LIBOR + 3.50%, 5.813%, 11/14/25
(4)	2,895	2,888
PQ, FRN, 3M USD LIBOR + 2.50%, 4.756%, 2/8/25	5,574	5,568
Univar USA, FRN, 3M USD LIBOR + 2.25%, 4.362%, 7/1/24	6,835	6,832
		54,377

Consumer Products 2.2%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
5.612%, 9/27/24	5,206	5,184
Anastasia Parent, FRN, 3M USD LIBOR + 3.75%, 5.862%,
8/11/25 (4)	6,154	4,738
Equinox Holdings, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/8/24	4,520	4,490
Equinox Holdings, FRN, 3M USD LIBOR + 7.00%, 9.112%,
9/6/24	2,825	2,827
Fitness & Sports Clubs, FRN, 3M USD LIBOR + 3.25%, 5.362%,
4/18/25	4,124	4,117
Kontoor Brands, FRN, 3M USD LIBOR + 4.25%, 6.801%,
5/15/26	2,070	2,078
Life Time, FRN, 3M USD LIBOR + 2.75%, 4.874%, 6/10/22	5,934	5,902
Mascot Bidco, FRN, 3M EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)	3,900	4,297

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Prestige Brands, FRN, 3M USD LIBOR + 2.00%, 4.112%,
1/26/24	3,619	3,613
		37,246

Container 1.6%
Berry Global, FRN, 3M USD LIBOR + 2.50%, 4.701%, 7/1/26	5,400	5,397
Charter NEX U.S., FRN, 3M USD LIBOR + 3.00%, 5.112%,
5/16/24	2,653	2,605
Charter NEX U.S., FRN, 3M USD LIBOR + 3.50%, 5.612%,
5/16/24	11,920	11,898
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 5.59%, 4/3/24	2,604	2,529
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
4.862%, 2/5/23	4,302	4,298
		26,727

Energy 2.6%
BCP Raptor, FRN, 3M USD LIBOR + 4.75%, 6.862%, 11/3/25	7,700	6,802
BCP Raptor II, FRN, 3M USD LIBOR + 4.25%, 6.362%, 6/24/24	11,981	10,899
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%,
5.887%, 9/30/24	4,575	4,574
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 6.169%,
5/21/25	2,737	2,452
Citgo Holding, FRN, 3M USD LIBOR + 7.00%, 9.244%, 8/1/23	3,965	4,015
EMG Utica, FRN, 3M USD LIBOR + 3.75%, 6.08%, 3/27/20	1,301	1,293
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $2,843 (4)(7)	2,870	2,841
Lucid Energy Group II Borrower, FRN, 3M USD LIBOR + 3.00%,
5.112%, 2/17/25	2,687	2,475
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR +
4.50%, 6.612%, 12/13/24	1,811	1,684
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 7.08%,
3/11/26	6,948	6,770
		43,805

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Entertainment & Leisure 3.2%
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
5.23%, 4/22/26	6,043	6,060
Formula One Management, FRN, 3M USD LIBOR + 2.50%,
4.612%, 2/1/24	7,243	7,084
Hoya Midco, FRN, 3M USD LIBOR + 3.50%, 5.612%, 6/30/24	2,691	2,620
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.75%,
7/26/26	3,125	3,140
UFC Holdings, FRN, 3M USD LIBOR + 3.25%, 5.37%, 4/29/26	31,448	31,441
WMG Acquisition, FRN, 3M USD LIBOR + 2.125%, 4.237%,
11/1/23	3,626	3,609
		53,954

Financial 5.4%
Acrisure, FRN, 3M USD LIBOR + 4.25%, 6.362%, 11/22/23	4,427	4,387
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.00%,
5.145%, 5/9/25	1,696	1,646
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.25%,
5.451%, 5/9/25	4,075	4,017
AmWINS Group, FRN, 3M USD LIBOR + 2.75%, 4.884%,
1/25/24	5,107	5,097
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 6.362%, 10/1/25	5,111	4,970
AssuredPartners, FRN, 3M USD LIBOR + 3.50%, 5.612%,
10/22/24	4,594	4,566
Blackstone Mortgage Trust, FRN, 3M USD LIBOR + 2.50%,
4.616%, 4/23/26	2,660	2,667
Citadel Securities, FRN, 3M USD LIBOR + 3.50%, 5.612%,
2/27/26	4,753	4,753
Edelman Financial Center, FRN, 3M USD LIBOR + 3.25%,
5.432%, 7/21/25	1,731	1,729
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
8.932%, 7/20/26	5,260	5,270
EIG Management, FRN, 3M USD LIBOR + 3.75%, 5.866%,
2/24/25	1,827	1,825
Genworth Holdings, FRN, 3M USD LIBOR + 4.50%, 6.67%,
3/7/23	3,585	3,607

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
HUB International, FRN, 3M USD LIBOR + 3.00%, 5.267%,
4/25/25	11,362	11,125
ISTAR, FRN, 3M USD LIBOR + 2.75%, 4.948%, 6/28/23	3,564	3,564
NFP, FRN, 3M USD LIBOR + 3.00%, 5.112%, 1/8/24	6,366	6,232
Russell Investments U.S. Institutional Holdco, FRN, 3M USD
LIBOR + 3.25%, 5.362%, 6/1/23	3,444	3,403
Sedgwick Claims Management Services, FRN, 3M USD LIBOR
+ 3.25%, 5.362%, 12/31/25	9,246	8,957
Starwood Property Trust, FRN, 3M USD LIBOR + 2.50%,
4.781%, 7/26/26 (4)	3,980	3,990
VFH Parent, FRN, 3M USD LIBOR + 3.50%, 6.044%, 3/1/26	3,905	3,911
Victory Capital Holdings, FRN, 1M USD LIBOR + 3.25%,
5.569%, 7/1/26	2,724	2,719
Virtus Investment Partners, FRN, 3M USD LIBOR + 2.25%,
4.753%, 6/3/24	3,478	3,479
		91,914

Food/Tobacco 1.4%
Atkins Nutritionals Holdings, FRN, 3M USD LIBOR + 3.50%,
5.841%, 7/7/24 (4)	6,948	6,948
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.612%, 10/10/23	5,316	5,222
Hostess Brands, FRN, 3M USD LIBOR + 2.25%, 4.448%, 8/3/22	3,448	3,439
Post Holdings, FRN, 3M USD LIBOR + 2.00%, 4.15%, 5/24/24	5,498	5,498
Upfield USA, FRN, 3M USD LIBOR + 3.00%, 5.32%, 7/2/25	2,947	2,922
		24,029

Gaming 2.8%
Boyd Gaming, FRN, 3M USD LIBOR + 2.25%, 4.387%, 9/15/23	2,488	2,487
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%,
4.862%, 12/23/24	9,743	9,592
CCM Merger, FRN, 3M USD LIBOR + 2.25%, 4.362%, 8/6/21	854	854
CEOC, FRN, 3M USD LIBOR + 2.00%, 4.112%, 10/7/24	2,596	2,590
Eldorado Resorts, FRN, 3M USD LIBOR + 2.25%, 4.419%,
4/17/24	3,348	3,336

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Scientific Games International, FRN, 3M USD LIBOR + 2.75%,
4.889%, 8/14/24	7,045	6,955
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 5.83%,
7/10/25	6,775	6,791
Station Casinos, FRN, 3M USD LIBOR + 2.50%, 4.62%, 6/8/23	7,276	7,283
VICI Properties 1, FRN, 3M USD LIBOR + 2.00%, 4.17%,
12/20/24	6,689	6,698
		46,586

Health Care 11.9%
Agiliti Health, FRN, 3M USD LIBOR + 3.00%, 5.25%, 1/4/26 (4)	2,404	2,407
Albany Molecular Research, FRN, 3M USD LIBOR + 3.25%,
5.362%, 8/30/24	2,681	2,579
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 5.874%,
2/27/26	2,557	2,524
Avantor Funding, FRN, 3M USD LIBOR + 3.00%, 5.112%,
11/21/24	11,939	12,034
Bausch Health Americas , FRN, 3M USD LIBOR + 2.75%,
4.951%, 11/27/25	11,317	11,306
Bausch Health Americas , FRN, 3M USD LIBOR + 3.00%,
5.201%, 6/2/25	13,524	13,539
Catalent Pharma Solutions, FRN, 3M USD LIBOR + 2.25%,
4.362%, 5/10/26	3,137	3,146
Change Healthcare Holdings, FRN, 3M USD LIBOR + 2.50%,
4.612%, 3/1/24	4,852	4,796
Concentra, FRN, 3M USD LIBOR + 2.75%, 5.21%, 6/1/22	7,682	7,679
Concentra, FRN, 3M USD LIBOR + 6.50%, 8.96%, 6/1/23	2,815	2,827
DaVita, FRN, 3M USD LIBOR + 2.25%, 4.294%, 8/12/26	1,530	1,532
Emerald TopCo, FRN, 3M USD LIBOR + 3.50%, 5.612%,
7/24/26	19,375	19,262
Exactech, FRN, 3M USD LIBOR + 3.75%, 5.862%, 2/14/25	892	888
ExamWorks Group, FRN, 3M USD LIBOR + 3.25%, 5.362%,
7/27/23	3,437	3,434
Explorer Holdings, FRN, 3M USD LIBOR + 3.75%, 6.08%,
5/2/23	2,611	2,603

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Gentiva Health Services, FRN, 3M USD LIBOR + 3.75%,
5.875%, 7/2/25	6,140	6,136
HCA, FRN, 3M USD LIBOR + 2.00%, 4.33%, 3/13/25	1,749	1,754
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 4.612%,
8/18/22	11,385	11,312
Kinetic Concepts, FRN, 3M USD LIBOR + 3.25%, 5.58%, 2/2/24	2,613	2,614
MED ParentCo, FRN, 3M USD LIBOR + 4.25%, 4.25%, 8/2/26	5,025	4,966
MED ParentCo, FRN, 3M USD LIBOR + 8.25%, 10.366%,
7/31/27	2,655	2,655
MedPlast Holdings, FRN, 3M USD LIBOR + 3.75%, 6.08%,
7/2/25	3,305	3,266
National Mentor Holdings , FRN, 3M USD LIBOR + 4.25%,
6.37%, 3/9/26	4,305	4,286
NVA Holdings, FRN, 3M USD LIBOR + 2.75%, 4.862%, 2/2/25	6,867	6,859
NVA Holdings, FRN, 3M USD LIBOR + 3.50%, 5.612%, 2/2/25	4,705	4,693
PAREXEL International, FRN, 3M USD LIBOR + 2.75%, 4.862%,
9/27/24	1,654	1,552
Phoenix Guarantor, FRN, 3M USD LIBOR + 4.50%, 6.744%,
3/5/26	3,480	3,462
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 6.645%, 11/16/25	14,589	14,534
Sebia, FRN, 3M USD LIBOR + 3.25%, 5.58%, 12/13/24	1,030	1,017
Sunshine Luxembourg VII, FRN, 3M EURIBOR + 3.75%, 3.75%,
7/17/26 (EUR)	3,210	3,539
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 4.25%,
6.59%, 7/17/26	9,590	9,583
Tivity Health, FRN, 3M USD LIBOR + 5.25%, 7.362%, 3/6/26	2,425	2,401
US Anesthesia Partners, FRN, 3M USD LIBOR + 3.00%,
5.112%, 6/23/24	3,551	3,398
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 5.112%,
12/2/24	8,187	7,957
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 8.87%,
12/1/25	8,240	8,075
Vizient, FRN, 3M USD LIBOR + 2.50%, 4.612%, 5/6/26	2,598	2,607
VVC Holding, FRN, 3M USD LIBOR + 4.50%, 6.681%, 2/11/26	3,890	3,868
		201,090

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 10.1%
Ancestry.com Operations, FRN, 3M USD LIBOR + 3.75%,
5.87%, 10/19/23	3,944	3,920
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 5.33%,
9/19/24	11,099	11,057
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 9.33%,
9/19/25	7,430	7,483
AppLovin, FRN, 3M USD LIBOR + 3.50%, 5.612%, 8/15/25	6,110	6,097
Canyon Valor, FRN, 3M USD LIBOR + 2.75%, 5.08%, 6/16/23	6,966	6,914
CCC Information Services, FRN, 3M USD LIBOR + 2.75%,
4.87%, 4/29/24	15,463	15,328
CCC Information Services, FRN, 3M USD LIBOR + 6.75%,
8.862%, 4/28/25	12,565	12,651
Go Daddy Operating, FRN, 3M USD LIBOR + 2.00%, 4.112%,
2/15/24	2,567	2,571
Huskies Parent, FRN, 3M USD LIBOR + 4.00%, 6.256%,
7/31/26	1,565	1,562
Hyland Software, FRN, 3M USD LIBOR + 3.25%, 5.362%,
7/1/24	3,822	3,805
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 9.112%,
7/7/25	2,555	2,560
Match Group, FRN, 3M USD LIBOR + 2.50%, 4.659%, 11/16/22
(4)	3,356	3,364
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 5.862%, 9/13/24	2,956	2,929
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.12%,
5/29/25	5,014	5,009
Octavia Holdco, FRN, 3M USD LIBOR + 2.50%, 4.887%,
3/20/25	2,655	2,653
Refinitiv U.S. Holdings, FRN, 3M USD LIBOR + 3.75%, 5.862%,
10/1/25	33,466	33,615
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
6.195%, 8/14/26	2,745	2,740
SolarWinds Holdings, FRN, 3M USD LIBOR + 2.75%, 4.862%,
2/5/24	2,248	2,245
Solera, FRN, 3M USD LIBOR + 2.75%, 4.862%, 3/3/23	14,497	14,416

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
SS&C Technologies, Term B3, FRN, 3M USD LIBOR + 2.25%,
4.362%, 4/16/25	10,678	10,688
SS&C Technologies, Term B5, FRN, 3M USD LIBOR + 2.25%,
4.362%, 4/16/25	3,890	3,890
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.645%,
7/13/23	6,403	6,378
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.195%,
4/4/25	8,486	8,486
		170,361

Lodging 0.4%
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 4.112%,
11/30/23	5,329	5,333
Marriott Ownership Resorts, FRN, 3M USD LIBOR + 2.25%,
4.362%, 8/29/25	1,775	1,779
		7,112

Manufacturing 2.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 7.612%,
8/1/24	7,849	7,672
Columbus McKinnon, FRN, 3M USD LIBOR + 2.50%, 4.83%,
1/31/24	2,939	2,935
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/29/25	6,681	6,677
Gardner Denver, FRN, 3M USD LIBOR + 2.75%, 4.862%,
7/30/24	4,369	4,378
LTI Holdings, FRN, 3M USD LIBOR + 3.50%, 5.612%, 9/6/25	2,763	2,604
SRAM, FRN, 3M USD LIBOR + 1.375%, 4.938%, 3/15/24 (4)(8)	950	949
SRAM, FRN, 3M USD LIBOR + 2.75%, 4.989%, 3/15/24	2,425	2,425
Thermon Holding, FRN, 3M USD LIBOR + 3.75%, 5.98%,
10/30/24 (4)	2,488	2,463
Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.612%, 10/23/25	9,564	9,464
		39,567

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 1.5%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.862%,
2/27/23	11,992	11,987
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 7.33%, 8/23/23	4,872	4,872
Zekelman Industries, FRN, 3M USD LIBOR + 2.25%, 4.362%,
6/14/21	8,971	8,960
		25,819

Other Telecommunications 2.0%
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/20/24	12,104	11,650
GTT Communications, FRN, 3M USD LIBOR + 2.75%, 4.86%,
5/31/25	2,949	2,363
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.362%, 2/22/24	10,705	10,709
Zayo Group, FRN, 3M USD LIBOR + 2.25%, 4.362%, 1/19/24	9,638	9,638
		34,360

Publishing 0.2%
Harland Clarke Holdings, FRN, 3M USD LIBOR + 4.75%, 7.08%,
11/3/23	2,149	1,665
Trader, FRN, 3M USD LIBOR + 3.00%, 5.145%, 9/28/23 (4)	1,693	1,672
		3,337

Real Estate Investment Trust Securities 0.5%
Capital Automotive, FRN, 3M USD LIBOR + 6.00%, 8.12%,
3/24/25	5,513	5,517
Claros Mortgage Trust, FRN, 3M USD LIBOR + 3.25%, 5.292%,
8/9/26 (4)	2,155	2,152
		7,669

Restaurants 1.6%
1011778 BC ULC, FRN, 3M USD LIBOR + 2.25%, 4.362%,
2/16/24	3,524	3,517
California Pizza Kitchen, FRN, 3M USD LIBOR + 6.00%, 8.53%,
8/23/22	1,751	1,641

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Golden Nugget, FRN, 3M USD LIBOR + 2.75%, 4.893%,
10/4/23	6,141	6,136
IRB Holding, FRN, 3M USD LIBOR + 3.25%, 5.55%, 2/5/25	1,762	1,748
K-MAC Holdings, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/14/25	4,574	4,510
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.862%,
3/16/26	2,400	2,380
Tacala Investment, FRN, 3M USD LIBOR + 3.00%, 5.112%,
1/31/25	2,824	2,785
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.112%,
1/30/26	5,145	5,123
		27,840

Retail 0.8%
Academy, FRN, 3M USD LIBOR + 4.00%, 6.235%, 7/1/22	5,990	3,986
BJ's Wholesale Club, FRN, 3M USD LIBOR + 2.75%, 4.944%,
2/3/24	3,528	3,529
Blue Nile, FRN, 3M USD LIBOR + 6.50%, 8.624%, 2/17/23 (4)	2,765	2,184
Jo-Ann Stores, FRN, 3M USD LIBOR + 9.25%, 11.509%,
5/21/24	4,562	3,307
		13,006

Satellites 2.2%
Intelsat Jackson Holdings, 6.625%, 1/2/24	16,765	16,918
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 4.50%,
6.645%, 1/2/24	3,255	3,269
Space Exploration Technologies, FRN, 3M USD LIBOR +
4.25%, 6.362%, 11/21/25 (4)	6,224	6,208
Telesat, FRN, 3M USD LIBOR + 2.50%, 4.83%, 11/17/23	11,209	11,192
		37,587

Services 9.7%
AlixPartners, FRN, 3M USD LIBOR + 2.75%, 4.862%, 4/4/24	2,650	2,651
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 5.112%,
7/12/24	16,445	16,281

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Brightview Landscapes, FRN, 3M USD LIBOR + 2.50%, 4.659%,
8/15/25	3,536	3,533
Ceridian HCM Holding, FRN, 3M USD LIBOR + 3.00%, 5.112%,
4/30/25	12,924	12,918
EG America, FRN, 3M USD LIBOR + 4.00%, 6.33%, 2/7/25	2,693	2,651
GFL Environmental, FRN, 3M USD LIBOR + 2.75%, 5.234%,
5/30/25	10,350	10,246
Hertz, FRN, 3M USD LIBOR + 2.75%, 4.99%, 6/30/23	1,540	1,533
JD Power & Associates, FRN, 3M USD LIBOR + 3.75%, 5.862%,
9/7/23	2,510	2,512
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.253%, 11/1/23	26,712	26,682
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	28,109	28,727
Prime Securities Services Borrower, FRN, 3M USD LIBOR +
2.75%, 4.862%, 5/2/22	6,800	6,791
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 5.362%,
5/30/25	2,998	2,931
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 9.112%,
5/29/26	2,310	2,202
Sabre GLBL, FRN, 3M USD LIBOR + 2.00%, 4.112%, 2/22/24	1,717	1,718
SCS Holdings, FRN, 3M USD LIBOR + 4.25%, 6.569%, 7/1/26	3,305	3,302
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.112%, 6/19/25	2,653	2,654
Travelport Finance Luxembourg, FRN, 3M USD LIBOR + 5.00%,
7.541%, 5/29/26	6,210	5,704
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%, 6.08%,
5/4/26	22,230	22,270
USIC Holdings, FRN, 3M USD LIBOR + 3.00%, 5.112%, 12/8/23	2,582	2,545
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 6.136%,
8/20/25	3,520	3,369
Weight Watchers International, FRN, 3M USD LIBOR + 4.75%,
7.046%, 11/29/24	2,458	2,454
		163,674

Supermarkets 0.6%
Albertson's, FRN, 3M USD LIBOR + 2.75%, 4.862%, 8/17/26	9,440	9,475
		9,475

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Utilities 3.0%
Al Alpine U.S. Bidco, FRN, 3M USD LIBOR + 2.75%, 4.994%,
10/31/25 (4)	4,940	4,804
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.50%,
5.612%, 8/1/25	8,995	8,998
Calpine, FRN, 3M USD LIBOR + 2.75%, 5.08%, 4/5/26	1,730	1,727
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 5.862%, 10/2/23	9,075	9,095
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.50%,
12/31/20 (8)	9,670	9,694
Pike, FRN, 3M USD LIBOR + 3.25%, 5.40%, 7/24/26	4,530	4,528
TerraForm Power Operating, FRN, 3M USD LIBOR + 2.00%,
4.112%, 11/8/22	6,015	6,007
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.112%,
8/4/23	6,002	6,006
		50,859

Wireless Communications 4.9%
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 8/4/22	15,296	15,299
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 11/3/23	4,406	4,406
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 11/3/24	3,856	3,856
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.612%, 8/4/25	48,260	48,926
Sprint Communications, FRN, 3M USD LIBOR + 2.50%, 4.625%,
2/2/24	6,119	6,075
Sprint Communications, FRN, 3M USD LIBOR + 3.00%, 5.125%,
2/2/24	3,622	3,612
		82,174

Total Bank Loans (Cost $1,473,664)		1,459,304

ASSET-BACKED SECURITIES 0.1%
Wireless Communications 0.1%
InSite Issuer
Series 2016-1A, Class C
6.414%, 11/15/46 (1)	555	581

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
VB-S1 Issuer
Series 2016-1A, Class F
6.901%, 6/15/46 (1)	375	390
		971

Total Asset-Backed Securities (Cost $930)		971

CONVERTIBLE BONDS 0.2%
Automotive 0.2%
Tesla Energy Operations, 1.625%, 11/1/19	2,785	2,741
Total Automotive		2,741
Total Convertible Bonds (Cost $2,547)		2,741

COMMON STOCKS 0.3%
Media & Advertising 0.1%
Clear Channel Outdoor Holdings (6)	580	1,507
		1,507

Media & Communications 0.2%
iHeartCommunications, Warrants, 5/3/39 (6)	—	—
iHeartMedia, Class A (6)	246	3,398
		3,398

Total Common Stocks (Cost $7,077)		4,905

CONVERTIBLE PREFERRED STOCKS 0.5%
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17
Cost: $3,136 (7)(9)	3	3,029
		3,029

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22	88	5,333
		5,333
Total Convertible Preferred Stocks (Cost $7,525)		8,362
SHORT-TERM INVESTMENTS 10.0%
Money Market Funds 10.0%
T. Rowe Price Government Reserve Fund, 2.15% (10)(11)	168,642	168,642
Total Short-Term Investments (Cost $168,642)		168,642
Total Investments in Securities 104.0%
(Cost $1,772,698)		$1,759,231
Other Assets Less Liabilities (4.0)%		(66,895)
Net Assets 100.0%		$1,692,336

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $76,652 and represents 4.5% of net assets.
(2)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4)	Level 3 in fair value hierarchy.
(5)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6)	Non-income producing
(7)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $5,870 and represents 0.3% of net assets.

T. ROWE PRICE FLOATING RATE FUND

(8)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2019, were $3,368 and were valued at $3,368
(0.2% of net assets).
(9)	Perpetual security with no stated maturity date.
(10)	Affiliated Companies
(11)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U.S. Dollar

T. ROWE PRICE FLOATING RATE FUND

(Amounts In 000s)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	590	7	24	(17)
Total Bilateral Credit Default Swaps, Protection Bought			24	(17)

Total Return Swaps 0.0%
Credit Suisse, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 2.387% (3M USD
LIBOR) Quarterly, 9/20/19	4,740	—	—	—
Total Bilateral Total Return Swaps			—	—

Total Bilateral Swaps			24	(17)

T. ROWE PRICE FLOATING RATE FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	11/22/19	USD	2,801EUR	2,506	$29
Goldman Sachs	11/22/19	USD	2,791EUR	2,498	28
State Street	11/22/19	USD	2,792EUR	2,498	29
Net unrealized gain (loss) on open forward
currency exchange contracts					$86

T. ROWE PRICE FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—	# $	—	$874	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$95,622		¤	¤	$168,642	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $874 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $168,642.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE FLOATING RATE FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE FLOATING RATE FUND

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$118,018	$—	$118,018
Bank Loans	—	1,396,786	62,518	1,459,304
Common Stocks	4,905	—	—	4,905
Convertible Preferred Stocks	—	8,362	—	8,362
Short-Term Investments	168,642	—	—	168,642
Total Securities	173,547	1,523,166	62,518	1,759,231
Swaps	—	7	—	7
Forward Currency Exchange Contracts	—	86	—	86
Total	$173,547	$1,523,259	$62,518	$1,759,324

1 Includes Corporate Bonds, Asset-Backed Securities and Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $(1,005,000) for the period ended August 31, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)
	Beginning	Gain (Loss)			Transfers	Transfers	Ending
	Balance	During	Total		Into	Out of Level	Balance
	6/1/19	Period	Purchases	Total Sales	Level 3	3	8/31/19
Investment in Securities
Bank Loans	$85,683	$(732)	$7,321	$(16,730)	$21,583	$(34,607)	$62,518

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market Value	Valuation	Significant	Value or Range	Impact to
Securities	(000s)	Technique(s) +	Unobservable	of Input(s)	Valuation from
			Input(s)		an Increase in
Input*

Bank Loans	$62,518	Recent comparable	-#	-#	-#
transaction price(s)

		Pricing service	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.